DERIVATIVES AND HEDGING INSTRUMENTS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and hedging instruments	$ 753,243
Change in fair value of derivatives and hedging instruments	$ (753,243)	$ (1,064,841)